MANUFACTURING FACILITY CLOSURES, RESTRUCTURING AND OTHER RELATED CHARGES (Tables)	12 Months Ended
Dec. 31, 2017
Restructuring provision [abstract]
Schedule of manufacturing facility closures, restructuring and other related charges
The following table describes the charges incurred by the Company which are included in the Company’s consolidated earnings for each of the years in the three-year period ended December 31, 2017 under the caption manufacturing facility closures, restructuring and other related charges:

	2017	2016	2015
	$	$	$
Impairment of property, plant and equipment	289	3,018	987
Impairment of intangibles	—	379	—
Equipment relocation	147	711	190
Revaluation and impairment of inventories	163	1,420	3,724
Termination benefits and other labor related costs	2	1,765	1,382
Restoration and idle facility costs	308	3,787	1,683
Insurance proceeds	—	(9,793)	(5,000)
Professional fees	87	942	273
Other costs	363	179	427
	1,359	2,408	3,666